Summary of Significant Accounting Policies (FY) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Accounting Policies [Line Items]
Amortization of Computer Software
Amortization of capitalized computer software costs charged to expense in Cleco and Cleco Power’s Consolidated Statements of Income for the years ending December 31, 2019, 2018, and 2017 is shown in the following tables:

Cleco
	FOR THE YEAR ENDED DEC. 31,
(THOUSANDS)	2019	2018	2017
Amortization	$4,917	$2,154	$2,367

Cleco Power
	FOR THE YEAR ENDED DEC. 31,
(THOUSANDS)	2019	2018	2017
Amortization	$4,321	$1,607	$1,887
The following tables present Cleco and Cleco Power’s amortization of intangible assets and liabilities:

Cleco
	FOR THE YEAR ENDED DEC. 31,
(THOUSANDS)	2019	2018	2017
Intangible assets
Cleco Katrina/Rita right to bill and collect storm recover charges	$20,576	$20,608	$16,772
Trade name	$255	$255	$255
Power supply agreements	$24,273	$9,680	$10,757
Intangible liabilities
LTSA	$3,194	$—	$—
Power supply agreements	$3,234	$—	$—

Property, Plant, and Equipment
Depreciation on all other property, plant, and equipment is calculated primarily on a straight-line basis over the useful lives of the assets. The following table presents the useful lives of depreciable assets for Cleco and Cleco Power:

CATEGORY (YEARS)	CLECO			CLECO POWER
Utility Plants
Generation	6	–	95	10	–	95
Distribution	15	–	50	15	–	50
Transmission	5	–	55	5	–	55
Other utility plant	2	–	45	5	–	45
Other property, plant, and equipment	5	–	45	5	–	45

At December 31, 2019, and 2018, Cleco and Cleco Power’s property, plant, and equipment consisted of the following:

Cleco
	AT DEC. 31,
(THOUSANDS)	2019	2018
Utility plants
Generation	$2,812,843	$1,949,042
Distribution	1,153,086	1,081,650
Transmission	660,279	519,269
Other utility plant	350,683	174,010
Other property, plant, and equipment	5,364	4,506
Total property, plant, and equipment	4,982,255	3,728,477
Accumulated depreciation	(454,874)	(303,727)
Net property, plant, and equipment	$4,527,381	$3,424,750

Restricted Cash and Cash Equivalents
Cleco and Cleco Power’s restricted cash and cash equivalents consisted of the following:

Cleco
(THOUSANDS)	AT MAR. 31, 2020	AT DEC. 31, 2019
Current
Cleco Katrina/Rita’s storm recovery bonds	$2,623	$9,632
Cleco Power’s charitable contributions	1,200	1,200
Cleco Power’s rate credit escrow	231	268
Total current	4,054	11,100
Non-current
Diversified Lands’ mitigation escrow	23	21
Cleco Cajun’s defense fund	720	719
Cleco Cajun’s margin deposits	100	100
Cleco Power’s future storm restoration costs	8,315	12,269
Cleco Power’s charitable contributions	741	2,094
Total non-current	9,899	15,203
Total restricted cash and cash equivalents	$13,953	$26,303

Cleco and Cleco Power’s restricted cash and cash equivalents consisted of:

Cleco
	AT DEC. 31,
(THOUSANDS)	2019	2018
Current
Cleco Katrina/Rita’s storm recovery bonds	$9,632	$9,505
Cleco Power’s charitable contributions	1,200	1,200
Cleco Power’s rate credit escrow	268	536
Total current	11,100	11,241
Non-current
Diversified Lands’ mitigation escrow	21	21
Cleco Cajun’s defense fund	719	—
Cleco Cajun’s margin deposits	100	—
Cleco Power’s future storm restoration costs	12,269	15,391
Cleco Power’s charitable contributions	2,094	2,753
Cleco Power’s rate credit escrow	—	505
Total non-current	15,203	18,670
Total restricted cash and cash equivalents	$26,303	$29,911

Cleco Power
Accounting Policies [Line Items]
Amortization of Computer Software
Cleco Power
	FOR THE YEAR ENDED DEC. 31,
(THOUSANDS)	2019	2018	2017
Amortization	$4,321	$1,607	$1,887
Cleco Power
	FOR THE YEAR ENDED DEC. 31,
(THOUSANDS)	2019	2018	2017
Cleco Katrina/Rita right to bill and collect storm recovery charges	$20,576	$20,608	$16,772

Property, Plant, and Equipment
Cleco Power
	AT DEC. 31,
(THOUSANDS)	2019	2018
Regulated utility plants
Generation	$2,633,590	$2,476,733
Distribution	1,593,104	1,523,885
Transmission	805,701	731,432
Other utility plant	457,062	282,954
Total property, plant, and equipment	5,489,457	5,015,004
Accumulated depreciation	(1,905,031)	(1,804,563)
Net property, plant, and equipment	$3,584,426	$3,210,441

Restricted Cash and Cash Equivalents
Cleco Power
(THOUSANDS)	AT MAR. 31, 2020	AT DEC. 31, 2019
Current
Cleco Katrina/Rita’s storm recovery bonds	$2,623	$9,632
Charitable contributions	1,200	1,200
Rate credit escrow	231	268
Total current	4,054	11,100
Non-current
Future storm restoration costs	8,315	12,269
Charitable contributions	741	2,094
Total non-current	9,056	14,363
Total restricted cash and cash equivalents	$13,110	$25,463

Cleco Power
	AT DEC. 31,
(THOUSANDS)	2019	2018
Current
Cleco Katrina/Rita’s storm recovery bonds	$9,632	$9,505
Charitable contributions	1,200	1,200
Rate credit escrow	268	536
Total current	11,100	11,241
Non-current
Future storm restoration costs	12,269	15,391
Charitable contributions	2,094	2,753
Rate credit escrow	—	505
Total non-current	14,363	18,649
Total restricted cash and cash equivalents	$25,463	$29,890